UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of December 31, 2017 is set forth below:

4.08%
1.67%
12.06%
9.65%
10.01%
62.53%
Common Stocks
Direct Investments
Secondary Investments
Primary Investments
Short-Term Investments
Other Assets in Excess of Liabilities

	Industry	Acquisition Date	Shares	Fair Value
Common Stocks (4.08%)
Asia - Pacific (0.28%)
APA Group	Utilities	02/11/16	443,000	$2,879,202
Cheung Kong Infrastructure Holdings Ltd.	Utilities	02/11/16	565,000	4,853,314
Total Asia - Pacific (0.28%)				7,732,516

North America (1.57%)
American Water Works Co., Inc.	Utilities	02/10/16	39,000	3,567,720
Ares Capital Corp.	Diversified Financial Services	02/10/16	294,000	4,624,620
Atmos Energy Corp.	Utilities	02/10/16	50,600	4,344,010
Brookfield Infrastructure Partners, L.P.	Utilities	02/10/16	65,150	2,919,372
Crown Castle International Corp.	Communication	02/10/16	27,000	2,998,890
Enbridge, Inc.	Utilities	02/10/16	99,500	3,902,398
Fortis Inc.	Utilities	12/18/17	82,000	3,015,861
KKR & Co. L.P.	Diversified Financial Services	02/10/16	231,000	4,867,170
New Mountain Finance Corp.	Diversified Financial Services	02/10/16	227,000	3,075,850
Onex Corporation	Diversified Financial Services	02/10/16	27,000	1,978,300
Republic Services Inc.	Commercial & Professional Services	08/28/17	55,000	3,718,550
Solar Capital Ltd	Diversified Financial Services	08/28/17	80,000	1,617,600
Union Pacific Corp.	Transportation	06/24/16	26,500	3,557,095
Total North America (1.57%)				44,187,436

Western Europe (2.23%)
Eurazeo SA	Diversified Financial Services	12/12/16	42,000	3,882,790
Eutelsat Communications SA	Communication	09/22/16	165,000	3,820,389
Flughafen Zuerich AG	Transportation	07/01/16	18,700	4,270,230
Gimv N.V.	Diversified Financial Services	02/10/16	67,500	4,086,115
HgCapital Trust PLC	Diversified Financial Services	02/10/16	178,500	4,265,385
HICL Infrastructure Co. Ltd.	Social Infrastructure	03/24/16	3,444,863	7,364,755
ICG Graphite Enterprise Trust PLC	Diversified Financial Services	02/10/16	369,777	3,967,732
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	135,000	2,091,551
Investor AB	Diversified Financial Services	08/28/17	78,000	3,554,937
National Grid PLC	Utilities	02/10/16	277,250	3,280,656
VAT Group AG	Industrial Machinery	04/14/16	83,579	12,380,804
Veolia Environnement SA	Utilities	08/28/17	130,000	3,319,041
Vinci SA	Transportation	02/10/16	64,500	6,593,216
Total Western Europe (2.23%)				62,877,601

Total Common Stocks (Cost $89,823,960)(4.08%)				$114,797,553

Private Equity Investments (82.19%) Direct Investments * (62.53%) Direct Equity (39.90%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (4.53%)
AAVAS Financiers Limited [a,c]	Common equity	06/23/16	6,475,083	37,600,284
Argan Mauritius Limited [a]	Common equity	05/09/16	212,430	19,535,299
Brilliant Circle Holdings International Ltd. [a]	Common equity	04/14/11	12,448,515	1,624,284
Craveable Brands Limited [a]	Common equity	09/30/11	160,209	995,125
Fermo Limited [a]	Preferred equity	04/24/12	323,690	320,904
Fermo Limited [a]	Common equity	04/24/12	5,600,000	13,473,641
Huntress Co-Investment L.P., 1 [a,c,d]	Limited partnership interest	04/08/16	—	49,548,742
Kowloon Co-Investment, L.P. [a,d]	Limited partnership interest	11/04/15	—	2,742,161

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
The Baring Asia Private Equity Fund VI Co-Investment L.P. [a,d]	Limited partnership interest	12/30/16	—	$1,648,133
Total Asia - Pacific (4.53%)				127,488,573

North America (18.36%)
Acrisure Investment Holdings, LLC [a]	Member interest	11/21/16	14,779,221	24,262,569
Affordable Care Holding Corp. [a]	Common equity	10/22/15	89,928	8,422,315
AP VIII Prime Security Serviced Holdings, L.P. [a,d]	Limited partnership interest	05/02/16	—	14,623,794
Apollo Co-Investors (MHE), L.P. [a,d]	Limited partnership interest	05/21/13	—	7,877,472
AqGen Island Intermediate Holdings II, Inc. [a]	Common equity	12/03/15	1,189	1,979,498
Aurora Products Group, LLC [a,d,e]	Member interest	06/29/12	—	10,539
CapitalSpring Finance Company, LLC [a]	Common equity	10/03/14	3,020,546	5,451,208
CB Herff Jones Buyer HoldCo. / Varsity Brands Holding Co. [a]	Common equity	12/11/14	9,836,554	13,156,249
CB Poly Holdings, LLC [a]	Preferred equity	08/16/16	171,270	17,226,802
CD&R Univar Co-Investor, L.P. [a,d]	Limited partnership interest	11/15/10	—	1,067,960
Desserts LLC [a]	Preferred equity	02/08/16	7,989	11,030,447
ECP Holding Company, LLC [a,c]	Preferred equity	03/15/16	9,753,907	11,244,332
Elgin Co-Investment, L.P.2 [a,d]	Limited partnership interest	11/28/16	—	25,765,140
EXW Coinvest L.P. [a,d]	Limited partnership interest	06/22/16	—	35,120,979
GC Athena Co-invest, L.P. [a,c,d]	Limited partnership interest	06/16/16	—	11,146,981
Gemini Global Holdings Investor, LLC [a,d,f]	Member interest	06/17/11	—	2,185,774
Goldcup Merger Sub, Inc. [a]	Common equity	05/02/16	5,648,649	8,021,731
IG Igloo Holdings, Inc. [a]	Common equity	05/11/16	9,058	30,814,290
KKBS Holdings, LLC [a,d,e]	Member interest	12/17/10	—	10,272
KLFS Holdings, L.P. [a,d]	Limited partnership interest	12/16/10	—	13,600
KOUS Holdings, Inc. [a]	Common equity	08/21/15	10,950,000	14,777,102
KSBR Holding Corp. [a]	Common equity	06/28/13	819,160	981,421
LTS Group Holdings, LLC [a]	Common equity	08/07/15	11,026	459,731
MHS Acquisition Holdings, LLC [a,c]	Common equity	03/17/17	7,319,607	7,560,207
MHS Blocker Purchaser L.P. [a,c,d]	Limited partnership interest	08/18/17	—	31,820,370
NDES Holdings, LLC [a,d]	Member interest	09/19/11	—	9,303,955
NTS Holding Corporation, Inc. [a]	Common equity	11/21/13	2,740	2,151,932
Onecall Holdings, L.P. [a,c,d]	Limited partnership interest	11/29/17	—	78,652,850
Polaris Investment Holdings, L.P [a,d]	Limited partnership interest	06/07/16	—	23,071,600
QOL Meds Holding Company, LLC [a]	Common equity	12/05/13	15,750,000	22,269,072
S-Evergreen Holding Corp. [a]	Common equity	07/17/12	226,635	1
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [a,d]	Limited partnership interest	05/14/12	—	1,584,386
SLP West Holdings Co-Invest Feeder II, L.P. [a,d]	Limited partnership interest	08/18/17	—	25,583,085
Snacks Parent Corporation [a,d,e]	Preferred equity	05/23/13	—	17,655
SPH GRD Holdings, LLC [a]	Common equity	06/18/13	1,021,314	31,037,729
Spring Topco Limited [a]	Common equity	11/24/10	772,737	1
THL Equity Fund VI Investors (BKFS), L.P. [a,d]	Limited partnership interest	12/30/13	—	18,788,666
TKC Topco LLC [a]	Common equity	10/14/16	4,632,829	3,864,905
Velocity Holdings Corp. [a]	Common equity	06/08/12	3,749,777	15,786,488
WP Mustang Co-Invest-C, L.P. [a,d]	Limited partnership interest	10/01/15	—	1
Total North America (18.36%)				517,143,109

Rest of World (0.00%)
Helios Towers Africa Ltd. [a,b]	Limited partnership interest	12/05/14	—	—
Total Rest of World (0.00%)				—

South America (0.70%)
Carlyle Retail Turkey Partners, L.P. [a,d]	Limited partnership interest	07/11/13	—	8,419,577
Centauro Co-Investment Fund, L.P. [a,d]	Limited partnership interest	11/28/13	—	5,367,735
DLJSAP BookCO, LLC [a]	Member interest	04/23/10	16,958	364,179

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Equity (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
GTS II Cayman Corporation [a]	Common equity	07/24/13	2,823,797	$5,659,485
Total South America (0.70%)				19,810,976

Western Europe (16.31%)
Astorg Co-Invest SGG, FCPI [a,c,d]	Limited partnership interest	02/10/16	—	23,199,920
Camelia Investment 1 Limited [a,c]	Common equity	10/12/17	6,771,302,200	91,622,359
Camelia Investment 1 Limited [a]	Preferred equity	10/12/17	86,978	117,690
Capri Acquisitions Topco Limited [a]	Common equity	11/01/17	144,437	87,897,869
Capri Acquisitions Topco Limited [a]	Preferred equity	11/01/17	199,125,001	386,243
Capvis IV Co - Investors Faster L.P [a,c,d]	Limited partnership interest	09/24/14	—	35,151,835
CCM Mezzanine Co-Invest, L.P. [a,d]	Limited partnership interest	01/23/13	—	7,492
Ciddan S.a.r.l. [a]	Preferred equity	09/15/17	23,249,522	27,913,737
Ciddan S.a.r.l. [a]	Common equity	09/15/17	12,263,240	17,284,036
Eurodrip Co-Investment Fund I, L.P. [a,d]	Limited partnership interest	03/18/13	—	2,995,411
Fides S.p.A [a]	Common equity	12/15/16	1,096,526	2,286,580
Frontmatec Holding III ApS [a]	Common equity	09/23/16	214,422,725	27,173,682
Global Blue Investment & Co S.C.A. [a]	Common equity	07/31/12	5,940,000	11,753,075
Global Blue Investment & Co S.C.A. [a]	Preferred equity	07/31/12	60,000	5,412,758
Hogan S.a r.l. [a]	Common equity	12/22/11	272,221	1,439,211
Hogan S.a r.l. [a]	Preferred equity	12/22/11	1,810,271	1
Kaffee Partner Holding GmbH [a]	Common equity	05/28/10	1,237	82,923
KKR Matterhorn Co-Invest L.P. [a,d]	Limited partnership interest	11/02/12	—	2,618,093
Peer Holding I BV [a]	Common equity	11/17/11	4,003,593	61,256,236
Quadriga Capital IV Investment Holding II L.P. [a,c,d]	Limited partnership interest	09/09/16	—	19,032,845
R&R Co-Invest FCPR [a,d,f]	Limited partnership interest	07/05/13	—	24,935,503
S.TOUS, S.L [a]	Common equity	10/06/15	622	16,632,723
Total Western Europe (16.31%)				459,200,222
Total Direct Equity (39.90%)				1,123,642,880

Direct Debt (22.63%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (1.26%)
Casmar (Australia) PTY Ltd. [a]	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$7,134,384	$7,483,257
Casmar (Australia) PTY Ltd. [a]	Cash 9.25% + BBSY (1.00% Floor)	12/20/16	12/20/24	Second Lien	13,207,604	14,265,671
Stiphout Finance, LLC [a]	Cash 3.25% + L (1.00% Floor)^^	10/30/15	10/26/22	Senior	6,994,013	7,022,443
Stiphout Finance, LLC [a]	Cash 7.25% + L (1.00% Floor)^^	10/30/15	10/26/23	Second Lien	3,679,018	3,706,611
Stiphout Finance, LLC [a]	Cash 8.00% + L (1.00% Floor)^^	10/30/15	10/26/23	Second Lien	3,036,851	3,059,627
Total Asia - Pacific (1.26%)						35,537,609

North America (15.67%)
Affordable Care Holding Corp. [a]	Cash 8.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	16,861,500	16,861,500
Ascensus, Inc. [a]	Cash 4.50% + L (1.00% Floor)^^	12/07/15	12/03/22	Senior	19,417,511	19,522,754
Ascensus, Inc. [a]	Cash 9.00% + L (1.00% Floor)^^	12/04/15	12/03/23	Second Lien	27,540,000	27,540,000
Avantor Performance Materials, Inc. [a]	Cash 4.00% + L (1.00% Floor)^	12/22/17	09/20/24	Senior	14,200,000	14,282,857
Bioclinica Holding I LP [a]	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,750,000	20,354,505
CapitalSpring Finance Company, LLC [a]	Cash 8.00%; PIK 5.00%	03/01/17	02/10/23	Mezzanine	2,643,434	2,676,844
CapitalSpring Finance Company, LLC [a]	Cash 6.00%; PIK 7.25%	09/13/13	10/02/19	Mezzanine	9,215,030	9,215,030
CDRH Parent, Inc. [a]	Cash 8.00% + L (1.00% Floor)^^	08/06/14	07/01/22	Second Lien	10,000,000	6,075,000
Constellation Brands Canada, Inc. [a]	Cash 8.25% + L (1.00% Floor)^	12/16/16	12/16/24	Second Lien	18,707,239	19,964,264
Delta Holdco LLC [a]	Cash 5.00% + L (1.00% Floor)^	11/21/16	11/07/23	Senior	5,492,400	5,533,593

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Delta Holdco LLC [a]	Cash 8.75% + L (1.00% Floor)^	11/18/16	11/07/24	Second Lien	$22,080,000	$22,118,640
Diamond Parent Holdings, Corp. [a]	Cash 6.75% + L (1.00% Floor)^^	12/23/16	04/14/22	Senior	21,010,050	21,010,050
Diamond Parent Holdings, Corp. [a]	Cash 6.25% + L (1.00% Floor)^^	12/23/16	04/14/22	Senior	2,053,109	2,053,109
Evergreen ACQCO1 L.P. [a]	Cash 8.00%; PIK 2.75%	07/17/12	07/11/22	Mezzanine	6,456,352	5,810,533
Explorer Holdings, Inc. [a]	Cash 8.25% + L (1.00% floor)^^	11/27/17	05/02/24	Second Lien	10,692,000	10,692,000
Global Tel*Link Corporation [a]	Cash 7.75% + L (1.25% Floor)^^	06/13/13	11/23/20	Second Lien	24,239,848	24,292,933
Global Tel*Link Corporation [a]	Cash 3.75% + L (1.25% Floor)^	06/13/13	11/23/20	Senior	3,846,784	3,866,037
Goldcup Merger Sub, Inc. [a]	Cash 9.25% + L (1.00% Floor)^^	05/02/16	05/02/24	Second Lien	41,800,000	41,800,000
Interstate Hotels Holding [a]	Cash 4.75% + L (1.00% Floor)^^	05/18/16	05/03/22	Senior	29,625,143	29,477,018
KSBR Holding Corp. [a]	Cash 11.00%	08/24/12	08/27/22	Mezzanine	6,384,000	6,384,000
Learning Care Group (US) No.2, Inc. [a]	Cash 4.50% + L (1.00% Floor)^^	06/24/14	05/05/21	Senior	5,932,625	5,977,120
Mitchell International, Inc. [a,b]	Cash 3.25% + L^^	12/21/17	12/01/24	Senior	626,866	—
Mitchell International, Inc. [a]	Cash 3.25% + L^^	12/21/17	12/01/24	Senior	7,773,134	7,787,009
Netsmart Technologies Holding [a]	Cash 9.50% + L (1.00% Floor)^^	05/05/16	10/19/23	Second Lien	22,725,000	22,838,625
NTS Holding Corporation, Inc [a]	Cash 6.25% + L (1.00% Floor)^^	06/19/15	06/12/21	Senior	7,342,567	7,342,567
OEConnection LLC [a]	Cash 4.00% + L (1.00% floor)^^	12/21/17	11/22/24	Senior	3,000,000	3,007,500
Pet Holdings ULC [a]	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,625,117	9,601,055
Plano Molding Company, LLC [a]	Cash 6.00% + L (1.00% Floor)^^	05/12/15	05/12/21	Second Lien	6,146,071	5,016,655
Pretium Packaging LLC [a]	Cash 5.75% + L (1.00% Floor)^^	11/23/16	11/14/22	Senior	9,383,404	9,336,487
Pretium Packaging LLC [a]	Cash 9.50% + L (1.00% Floor)^^	12/01/16	05/14/23	Second Lien	10,635,560	10,635,559
Prime Security Services Borrower, LLC [a]	Cash 9.25%	05/02/16	05/15/23	Second Lien	11,850,000	11,850,000
Revere Holdings, Inc. [a]	Cash 6.75% + L (1.00% floor)^^	11/21/17	11/21/22	Senior	11,401,282	11,401,282
Revere Holdings, Inc. [a,b]	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	3,852,782	—
Strategic Partners, Inc. [a]	Cash 5.25% + L (1.00% Floor)^	07/20/16	06/30/23	Senior	13,305,852	13,389,014
Tierpoint LLC [a]	Cash 8.75% + L (1.00% Floor)^	04/18/16	12/02/22	Second Lien	13,500,000	13,580,190
Total North America (15.67%)						441,293,730

Western Europe (5.70%)
AI Alabama B.V. [a]	Cash 8.00% + L (1.00% Floor)^^	07/10/15	07/06/23	Second Lien	6,374,927	6,430,707
Alpha Bidco SAS [a]	Cash 3.50% + E##	02/12/16	01/29/23	Senior	19,227,176	20,697,336
AutoForm Engineering GmbH [a]	Cash 4.00% + L^^^	07/22/16	07/21/23	Senior	3,306,603	3,323,136
AutoForm Engineering GmbH [a]	Cash 3.75% + E##	07/22/16	07/21/23	Senior	6,125,783	6,729,312
CFS 811 B.V. [a]	Cash 7.25% + E (0.75% Floor)##	06/12/15	06/21/21	Senior	12,943,310	13,771,060
Knightrider S.a.r.l. [a]	Cash 3.50% + L (1.00% Floor)^^	09/25/13	08/14/20	Senior	8,658,867	8,702,724
Lary 3 AB [a]	Cash 5.00% + E#	08/09/16	07/20/23	Senior	10,188,827	11,096,841
Mercury BondCo PLC [a]	Cash 8.75% + E###	12/15/16	05/30/21	Senior	26,662,384	30,735,757
Onex Wizard Acquisition Company II S.C.A. [a]	Cash 3.75% + E#	03/19/15	03/19/22	Senior	7,476,612	8,512,706
Onex Wizard Acquisition Company II S.C.A. [a]	Cash 3.00% + L (1.00% Floor)^	03/27/15	03/27/22	Senior	2,157,673	2,170,112
OT Luxco 3 & Cy S.C.A. [a]	Cash 8.75% + E (1.00% Floor)#; PIK 9.00%	05/31/17	05/31/27	Mezzanine	18,352,180	20,662,309
Peer Holding B.V [a]	Cash 4.25% + E##	02/25/16	02/25/22	Senior	9,084,248	10,471,238
Photonis Technologies S.A.S. [a]	Cash 7.50% + L (1.00% Floor)^^	09/27/13	09/18/19	Second Lien	8,555,969	7,518,558
Springer Science+Business Media Finance BV [a]	Cash 3.50% + L (1.00% Floor)^^	06/25/15	08/14/20	Senior	9,561,358	9,609,786
Total Western Europe (5.70%)						160,431,582
Total Direct Debt (22.63%)						637,262,921
Total Direct Investments (62.53%)						$1,760,905,801

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

Secondary Investments * (10.01%)	Acquisition Date	Fair Value
Asia - Pacific (0.11%)
Baring Asia Private Equity Fund IV, L.P. [a]	11/24/09	$41,864
Carlyle Japan International Partners II, L.P. [a]	12/28/12	1,215,158
CVC Capital Partners Asia Pacific III, L.P. [a]	01/11/13	809,589
Jerusalem Venture Partners IV, L.P. [a]	09/30/15	31,811
TRG Growth Partnership (Offshore) II, L.P. [a]	08/02/10	285,573
TRG Growth Partnership (Offshore), L.P. [a]	08/02/10	9,028
TRG Growth Partnership II, L.P. [a]	07/08/10	854,299
Total Asia - Pacific (0.11%)		3,247,322

North America (7.43%)
Apollo Investment Fund IX, L.P [a]	06/01/17	900
Apollo Investment Fund VII, L.P. [a]	07/01/10	396,115
Apollo Overseas Partners (Delaware) VII, L.P. [a]	10/01/09	158,326
Bain Capital Fund VIII, L.P. [a,f]	12/31/15	23,783
Bain Capital Fund X, L.P. [a]	06/30/11	15,023,602
Bain Capital IX Co-Investment Fund, L.P. [a]	12/31/15	68,367
Bain Capital Partners IX, L.P. [a]	12/31/15	343,535
Bain Capital VIII Co-Investment Fund, L.P. [a,f]	12/31/15	7,229
Bain Capital X Co-Investment Fund, L.P. [a]	06/30/11	289,294
Bertram Growth Capital II-A, L.P. [a]	09/30/15	3,627,322
Carlyle Partners IV, L.P. [a]	06/30/10	87,969
Clayton, Dubilier & Rice Fund VIII, L.P. [a]	03/29/12	6,218,208
Frazier Healthcare VI, L.P. [a]	06/30/12	1,199,758
FS Equity Partners V, L.P. [a]	08/07/12	873,001
Genstar Capital Partners V, L.P. [a]	09/30/15	412,538
Gridiron Energy Feeder I, LP [a,f]	05/15/17	31,349,860
Gryphon Partners 3.5, L.P. [a]	05/21/13	3,356,073
Gryphon Partners IV L.P. [a]	02/08/16	25,931,316
H.I.G. Bayside Debt & LBO Fund II, L.P. [a]	12/30/10	932,575
Harvest Partners V, L.P. [a]	09/30/11	147,477
Harvest Partners VII, L.P. [a]	09/30/11	3,114,522
Hellman & Friedman Capital Partners VI, L.P. [a]	12/31/12	1,782,940
Hellman & Friedman Capital Partners VII, L.P. [a]	06/30/14	3,439,728
Highstar Capital III Prism Fund, L.P. [a,f]	07/01/10	1,048,651
Investcorp Private Equity 2007 Fund, L.P. [a]	03/31/11	995,068
Investcorp Technology Partners III (Cayman), L.P. [a]	08/19/11	2,229,016
Irving Place Capital Investors II, L.P. [a,f]	03/22/10	28,121
Lee Equity Partners Fund, L.P. [a]	06/30/17	15,449
Lee Equity Partners II, L.P. [a]	08/01/17	2,541,861
Lee Equity Partners Realization Fund, L.P. [a]	06/30/17	19,791,868
Lightyear Fund II, L.P. [a]	09/30/13	442,194
Madison Dearborn Capital Partners V, L.P. [a]	03/31/11	644,794
MidOcean Partners III, L.P. [a]	06/30/11	1,568,422
Monomoy Capital Partners II, L.P. [a]	09/30/15	1,319,716
Oak Investment Partners XII, L.P. [a]	06/28/12	673,663
Palladium Equity Partners III, L.P. [a]	08/02/10	371,061
Pamlico Capital GP I, LLC [a]	03/31/14	1
Pamlico Capital GP II, LLC [a]	03/31/14	22,646
Pamlico Capital II, L.P. [a]	03/31/14	3,806,468
Pamlico Capital Secondary Fund, L.P. [a]	03/31/14	2,632
Providence Equity Partners IV, L.P. [a]	06/30/11	1,815
Providence Equity Partners V, L.P. [a]	06/30/11	162,704
Providence Equity Partners VI -A, L.P. [a]	06/30/11	9,668,593
Providence Equity Partners VII-A, L.P. [a]	06/30/13	1,846,145
Silver Lake Partners II, L.P. [a]	06/30/14	200,486
Silver Lake Partners III, L.P. [a]	06/30/10	8,475,991

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments * (continued) North America (continued)	Acquisition Date	Fair Value
Silver Lake Partners V, L.P. [a]	09/30/13	$4,661
Silver Lake Sumeru Fund, L.P. [a]	12/18/09	387,422
SL SPV-1, L.P. [a]	12/01/17	3,068,602
Sun Capital Partners V, L.P. [a]	09/30/13	17,204,471
TA Atlantic & Pacific VI, L.P. [a]	09/30/15	452,414
TA Atlantic and Pacific V, L.P. [a]	09/30/15	6,472
TA X, L.P. [a]	09/30/15	17,455
TA XI, L.P. [a]	09/30/15	2,746,795
TCV VI, L.P. [a]	09/30/13	904,926
TCV VII (A), L.P. [a]	09/30/13	9,403,798
TorQuest Partners Fund (U.S.) II, L.P. [a]	09/30/15	188,629
TPG Partners V, L.P. [a]	01/04/12	1,259,480
TPG Partners VI, L.P. [a]	07/01/10	12,582,966
Tudor Ventures III, L.P. [a]	12/31/12	1,638,228
Warburg Pincus Private Equity X, L.P. [a]	09/28/12	4,626,092
Total North America (7.43%)		209,134,214

Western Europe (2.47%)
3i Eurofund Vb, L.P. [a]	09/30/09	5,606,128
3i Growth Capital B, L.P. [a]	10/01/14	216,987
Abingworth Bioventures III, L.P. [a]	09/30/15	69,784
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [a]	06/30/12	475,183
Abingworth Bioventures V, L.P. [a,f]	06/30/12	410,190
Advent International GPE VI, L.P. [a]	09/30/10	1,707,506
Apax Europe VI - A, L.P. [a]	07/01/11	146,378
Apax Europe VII - B, L.P. [a]	04/30/11	171,146
Astorg V FCPR [a,f]	09/30/15	2,947,839
Astorg VI, FCPI [a]	06/30/16	4,391,188
BC European Capital IX, L.P. [a]	09/30/14	5,221,295
Candover 2005 Fund, L.P. [a]	04/06/10	4,625
Carlyle Europe Partners II, L.P. [a]	12/28/12	25,118
Carlyle Europe Partners III, L.P. [a]	12/28/12	4,050,393
CCP IX L.P. No.2 [a]	09/30/14	1,439,707
CVC European Equity Partners V, L.P. [a]	07/12/10	1,327,290
ESP Golden Bear Europe Fund [a]	12/31/16	23,949,795
Fourth Cinven Fund, L.P. [a]	04/16/10	11,527
Galileo III FCPR [a]	09/30/15	60,515
Graphite Capital Partners VI, L.P. [a]	09/30/15	139,703
Graphite Capital Partners VII Top-Up [a]	09/30/15	63,593
Graphite Capital Partners VII, L.P. [a]	09/30/15	347,975
Indigo Capital V, L.P. [a]	09/30/15	212,902
Industri Kapital 1997 Fund [a]	09/30/15	1,526
Industri Kapital 2000, L.P. [a]	09/30/15	4,644
Italian Private Equity Fund IV, L.P. [a]	01/29/16	24,411
KKR European Fund III, L.P. [a]	03/01/11	2,603,380
Montagu III, L.P. [a,e]	12/09/09	22
PAI Europe V [a,f]	09/30/14	586,512
Permira Europe II, L.P. [a]	11/29/13	34,567
Permira Europe III, L.P. [a]	09/30/13	53,369
Permira IV, L.P. [a]	09/30/13	6,133,178
Riverside Europe Fund IV, L.P. [a]	09/30/14	2,133,248
Terra Firma Capital Partners III, L.P. [a]	09/30/13	4,869,946
Total Western Europe (2.47%)		69,441,570
Total Secondary Investments (10.01%)		$281,823,106

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

Primary Investments * (9.65%)
Asia - Pacific (0.79%)
Baring Asia Private Equity Fund V, L.P. [a]	12/01/10	$3,976,702
Hony Capital Fund VIII, L.P. [a]	10/30/15	8,637,321
Hony Capital Partners V, L.P. [a]	12/15/11	9,727,407
Total Asia - Pacific (0.79%)		22,341,430

North America (6.59%)
Apollo Investment Fund VIII, L.P. [a]	06/28/13	8,159,418
Ares Corporate Opportunities Fund IV, L.P. [a]	04/19/12	8,444,729
Ares Corporate Opportunities Fund V, L.P. [a]	12/28/15	1,334,792
Avista Capital Partners II, L.P. [a]	01/01/14	425,104
Avista Capital Partners III, L.P. [a]	10/03/11	7,874,225
Bain Capital Fund XII, L.P. [a]	07/01/17	8,941
Berkshire Fund IX, L.P. [a]	03/18/16	2,906,724
Caltius Partners V-A, L.P. [a]	12/02/14	4,160,849
Clayton Dubilier & Rice Fund IX, L.P. [a]	07/31/13	6,973,922
Crescent Mezzanine Partners VI, L.P. [a]	03/30/12	2,601,070
Genstar Capital Partners VI, L.P. [a]	09/01/12	8,574,316
Genstar Capital Partners VII, L.P. [a]	06/26/15	9,482,229
Genstar Capital Partners VIII, L.P. [a]	03/23/17	1,551,598
GoldPoint Mezzanine Partners IV, L.P. [a]	12/30/15	4,367,170
KKR Americas Fund XII L.P. [a]	09/16/16	171,945
KKR North America Fund XI, L.P. [a]	02/01/12	12,254,258
Kohlberg TE Investors VII, L.P. [a]	09/15/11	8,684,270
Kohlberg TE Investors VIII-B, L.P. [a]	08/04/16	5,001,761
Leeds Equity Partners VI, L.P. [a]	11/25/16	3,962,870
Nautic Partners VII-A, L.P. [a]	06/27/14	6,376,835
New Enterprise Associates 14, L.P. [a]	05/04/12	7,338,087
New Mountain Capital V, L.P. [a]	06/29/17	1,653,676
NexPhase III-A,L.P. [a]	09/01/16	10,353,487
Oak Hill Capital Partners IV, L.P. [a,f]	04/28/17	2,895,260
Patria - Brazilian Private Equity Fund IV, L.P. [a]	06/30/11	5,747,511
PennantPark Credit Opportunities Fund II, L.P. [a]	08/03/12	10,817,698
Silver Lake Partners IV, L.P. [a]	07/30/12	10,676,745
Sumeru Equity Partners Fund, L.P. [a,f]	04/27/15	3,188,509
Thompson Street Capital Partners IV, L.P. [a]	12/10/15	5,599,796
TPG Partners VII, L.P. [a]	03/01/16	7,729,143
Trident VII, L.P. [a]	09/22/16	2,532,048
Welsh, Carson, Anderson & Stowe XII, L.P. [a]	12/19/14	7,469,748
Windjammer Senior Equity Fund IV, L.P. [a]	02/06/13	6,328,544
Total North America (6.59%)		185,647,278

Rest of World (0.10%)
Altra Private Equity Fund II, L.P. [a]	12/07/12	2,085,072
Polish Enterprise Fund VIII, L.P. [a]	09/15/17	713,285
Total Rest of World (0.10%)		2,798,357

Western Europe (2.17%)
Advent International GPE VII-B, L.P. [a]	07/01/12	13,978,360
Advent International GPE VIII-C, L.P [a]	03/22/16	4,628,360
Advent Latin American Private Equity Fund VI-H L.P. [a]	10/17/14	4,500,035
Bain Capital Europe Fund IV, L.P. [a]	09/01/14	3,815,097
CapVest Equity Partners III B, L.P. [a]	08/30/13	4,906,778
Carlyle Europe Partners IV, L.P. [a]	08/27/13	1,223,402
CVC Capital Partners VI (A) L.P. [a,f]	07/05/13	7,505,255
EQT Mid-Market (No.1) Feeder L.P. [a]	07/01/16	4,399,050
EQT VI (No.1), L.P. [a]	07/01/11	4,084,287
HgCapital 8 L.P. [a,b]	12/19/16	—
HgCapital Mercury 2 [a]	02/15/17	6,917
Index Ventures Growth III (Jersey) L.P. [a]	03/18/15	5,030,939

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

	Acquisition Date	Fair Value
Private Equity Investments (continued)
Primary Investments * (continued)
Nordic Capital IX, L.P. [a]	07/18/17	$3,873
PAI Europe VI -1, L.P. [a]	03/12/15	5,583,469
Sixth Cinven Fund (No.3) L.P. [a,f]	05/01/16	1,452,966
Total Western Europe (2.17%)		61,118,788
Total Primary Investments (9.65%)		$271,905,853

Total Private Equity Investments (Cost $1,954,125,851) (82.19%)		$2,314,634,760

Short-Term Investments (12.06%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Government Treasury Obligations (12.06%)
U.S. Treasury Bill [g]	1.11%	03/02/17	03/01/18	$60,000,000	$59,893,686
U.S. Treasury Bill [g]	1.15%	01/05/17	01/04/18	70,000,000	69,993,394
U.S. Treasury Bill [g]	1.20%	11/24/17	02/01/18	70,000,000	69,928,812
U.S. Treasury Bill [g]	1.18%	07/20/17	01/18/18	70,000,000	69,961,655
U.S. Treasury Bill [g]	1.30%	09/07/17	03/08/18	30,000,000	29,929,920
U.S. Treasury Bill [g]	1.31%	09/14/17	03/15/18	40,000,000	39,896,400
Total U.S. Government Treasury Obligations (12.06%)					339,603,867

Total Short-Term Investments (Cost $339,603,180)(12.06%)					$339,603,867

Total Investments (Cost $2,383,552,991)(98.33%)					$2,769,036,180

Other Assets in Excess of Liabilities (1.67%)					$46,955,902

Net Assets (100.00%)					$2,815,992,082

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further detail regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of December 31, 2017 was 1.56%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of December 31, 2017 was 1.56%.

#	As of December 31, 2017, 1 month Euribor was -0.37%.

##	As of December 31, 2017, 3 month Euribor was -0.33%.

###	As of December 31, 2017, 6 month Euribor was -0.27%.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments.Total fair value of restricted investments as of December 31, 2017 was $2,314,634,760, or 82.19% of net assets. As of December 31, 2017, the aggregate cost of each investment restricted to resale was $20,708,341 $11,675,207 $3,653,434 $1,550,134 $323,690 $280,000 $38,102,078 $2,204,592 $1,607,800 $18,761,057 $8,992,800 $11,854,788 $279 $1,226,349 $4,168,272 $11,001,036 $17,127,003 $1,932,914 $8,571,126 $8,700,000 $24,699,091 $35,120,979 $11,285,911 $3,600,239 $5,648,649 $30,000,000 $10,950,000 $882,243 $21,663,832 $115,259 $28,280,767 $5,000,000 $3,373,063 $78,652,850 $15,452,333 $10,963,062 $751,757 $2,904,191 $25,583,085 $10,515,842 $139,844 $9,512,160 $4,632,829 $9,757,979 $2,594,651 $6,939,071 $9,470,050 $498,775 $2,823,797 $10,837,467 $16,909,485 $89,141,721 $114,503 $86,105,773 $378,368 $17,488,457 $27,818,080 $14,672,982 $10,645,050 $1,142,031 $16,957,983 $73,838 $5,474,829 $3,081,520 $393,903 $66,312 $9,986,563 $116,790 $15,971,593 $10,158,828 $12,156,155 $7,071,628 $12,811,375 $1$6,958,237 $3,679,018 $3,001,775 $1 $1 $1 $16,271,348 $18,229,510 $26,713,800 $1 $13,987,704 $20,335,000 $2,676,844 $9,219,826 $9,900,000 $18,146,266 $5,382,000 $21,638,400 $20,743,425 $1,973,795 $6,360,072 $10,374,758 $21,943,362 $3,859,283 $40,546,000 $29,325,143 $6,208,274 $5,870,625 $1 $1 $7,734,414 $1 $21,816,000 $7,147,517 $2,985,055 $9,525,458 $6,061,071 $9,210,778 $10,373,822 $11,850,000 $11,177,489 $13,171,452 $12,870,000 $1 $6,279,303 $19,131,040 $3,306,603 $5,890,176 $12,943,310 $7,931,742 $10,137,883 $26,129,142 $7,446,283 $2,145,674 $17,989,307 $9,478,805 $8,282,969 $9,559,245 $1 $66,240 $66,182 $1,680,903 $60,717 $227,229 $53,395 $779,212 $900 $498,255 $88,149 $68,433 $6,386,362 $109,138 $477,394 $6,438 $110,508, $3,856,485, $6,392 $354,790 $746,615 $1,158,141 $449,183 $31,474,815 $1,184,381 $23,465,917 $666,647 $140,635 $2,923,734 $757,463 $938,630 $1,044,659 $1 $1,514,699 $39,239 $15,488 $2,580,090 $14,149,116 $4,361,621 $161,144 $157,167 $1,179,255 $1,499,892 $210,582 $6,882, $43,700 $115,089 $123,048 $1 $428,308 $9,923,864 $1,036,915 $183,319 $3,821,349 $4,661 $160,873 $3,068,602 $24,698,450 $420,729 $65,307 $108,082 $1,276,353 $488,162 $1 $974,506 $2,173,136 $10,753,889 $1,896,043 $3,610,741 $1,962,739 $59,090 $33,096 $935,982 $488,184, $964,741 $212,957 $507,211 $3,595,407 $4,381,933 $3,364,820 $245,218 $130,919 $5,360,725 $3,609,304 $8,283 $16,158,305 $103,772 $1 $1,020 $58,075 $314,412 $181,332 $120,293 $486 $1 $801,384 $72,372 $359,595 $111,689 $416,044 $6,506,769 $1,673,737 $2,140,762 $2,785,353 $8,653,633 $7,432,628 $6,075,539 $4,885,605 $1,401,668 $347,716 $7,889,950 $8,941 $2,994,393 $4,282,542 $6,436,708 $2,249,568 $5,367,287 $7,964,211$1,954,104 $4,135,617 $379,114 $6,993,717 $7,140,137 $5,130,985 $4,322,596 $608,495 $4,444,083 $1,832,119 $12,186,681 $4,181,449 $4,001,216 $9,470,393 $8,176,959 $3,006,334 $5,385,118 $6,044,362 $2,736,805 $5,936,230 $5,635,280 $2,543,655 $702,876 $8,434,178 $4,585,000 $2,586,153 $3,109,954 $1,962,411 $1,065,704 and $6,278,553, $5,238,262 $1,014,537 $6,384 $5,039,848 $3,822 $3,849,476 $1,501,142, respectively, totaling $1,954,125,851.

b	Investment has been committed to but has not been funded by the Fund.

c	Represents an affiliated issuer.

d	Investment does not issue shares.

e	Investment holds balance in escrow account.

f	Non-income producing.

g	Each issue shows the rate of the discount at the time of purchase.

Legend:

BBSY - Bank Bill Swap Bid Rate

E - Euribor

L - Libor

PIK - Payment-in-Kind

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

A summary of outstanding financial instruments at December 31, 2017 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
March 22, 2018	Bank of America	$263,891,002	€222,100,000	$267,823,088	$(3,932,086)
March 22, 2018	Barclays Capital	$115,410,375	£86,000,000	$116,653,869	(1,243,494)
					$(5,175,580)

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following companies as of December 31, 2017:

	Shares as of December 31, 2017	Fair Value as of March 31, 2017	Gross Additions(1)	Gross Reductions(2)	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2017	Affiliated Income
Non-Controlled Affiliates
AAVAS Financiers Limited	6,475,083	$28,980,774	$-	$-	$8,619,510	$37,600,284	$-
Astorg Co-Invest SGG, FCPI(3)	-	13,201,136	3,085,450	-	6,913,334	23,199,920	-
Camelia Investment 1 Limited(3)	-	-	89,141,721		2,480,638	91,622,359
Capvis IV Co- Investors Faster L.P.(3)	-	16,794,854	749	-	18,356,232	35,151,835	-
ECP Holding Company, LLC	9,753,907	8,990,000	527,273	-	1,727,059	11,244,332	-
Huntress Co-Investment L.P. (3)	-	44,255,297	-	-	5,293,445	49,548,742	-
MHS Acquisition Holdings, LLC*	7,319,607	6,719,233	600,374	-	240,600	7,560,207	-
MHS Blocker Purchaser L.P.(3) *	-	28,280,767	-	-	3,539,603	31,820,370
Onecall Holdings, L.P.(3)	-	-	78,652,850		-	78,652,850
Quadriga Capital IV Investment Holding II L.P.(3) *	-	15,327,237	-	-	3,705,608	19,032,845	-
Total Non-Controlled Affiliates		$162,549,298	$172,008,417	$-	$50,876,029	$385,433,744	$-

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment does not issue shares.
*	The financial statements for the period ended March 31, 2017 incorrectly omitted these investments as affiliates. Fund management has evaluated the impact of this omission on the previously issued financial statements as of and for the year ended March 31, 2017 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present the above affiliate investments for the period ended December 31, 2017, the previously issued financial statements were revised to correct for this classification.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2017.

Foreign Currency Exchange Contracts:

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2017 through December 31, 2017, the Fund entered into 20 long/short forward foreign currency contracts. The Fund had $(19,872,663) in net realized gains (losses), and a $(8,078,066) change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2017 are representative of contract amounts during the period.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity and Debt Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

●	Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are other than quoted prices in active markets (i.e., Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the Investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

The following table presents the Fund’s investments at December 31, 2017 measured at fair value. Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$114,797,553	$—	$—	$114,797,553
Direct Investments:
Direct Equity	50,982,199	—	1,072,660,682	1,123,642,881
Direct Debt	—	—	637,262,921	637,262,921
Total Direct Investments*	$50,982,199	$—	$1,709,923,603	$1,760,905,802
Secondary Investments*	—	—	281,823,105	281,823,105
Primary Investments*	—	—	271,905,853	271,905,853
Short-Term Investments	339,603,867	—	—	339,603,867
Total Investments	$505,383,619	$—	$2,263,652,561	$2,769,036,180
Other Financial Instruments
Foreign Currency Exchange Contracts	$(5,175,580)	$—	$—	$(5,175,580)
Total Foreign Currency Exchange Contracts	$(5,175,580)	$—	$—	$(5,175,580)

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2017	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net Amortization of premium/ discount	Net transfers in or out of Level 3	Balance as of December 31, 2017
Direct Investments:
Direct Equity	$670,787,633	$1,883,896	$65,873,032	$348,227,893	$(21,517,969)	$-	$7,406,197-	$1,072,660,682
Direct Debt	702,087,168	1,708,862	13,116,362	80,700,051	(160,397,096)	47,574	-	637,262,921
Total Direct Investments*	$1,372,874,801	$3,592,758	$78,989,394	$428,927,944	$(181,915,065)	$47,574	$7,406,197	$1,709,923,603
Secondary Investments*	258,426,226	(3,085,546)	36,401,740	80,262,843	(90,182,158)	-	-	281,823,105
Primary Investments*	202,368,793	(43,335)	26,055,298	84,594,105	(41,069,008)	-	-	271,905,853
Total	$1,833,669,820	$463,877	$141,446,432	$593,784,892	$(313,166,231)	$47,574	$7,406,197	$2,263,652,561

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the period ended December 31, 2017, there were no transfers between levels.

The amount of the net change in unrealized appreciation/(depreciation) for the period ended December 31, 2017, relating to investments in Level 3 assets still held at December 31, 2017 is $141,446,432.

*	For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the Fund. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

Partners Group Private Equity (Master Fund), LLC (a Delaware Limited Liability Company)
Consolidated Schedule of Investments — December 31, 2017 (Unaudited) (continued)

The Fund’s Valuation Procedures (the “Valuation Procedures”) have been approved by the Fund’s Board of Managers (the “Board”). The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Fund’s third party administrator, both of which report to the Board. For third-party information, the Fund’s administrator monitors and reviews the methodologies of the various pricing services employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables. The Adviser oversees the valuation of the Fund’s investments pursuant to the Valuation Procedures. The Adviser and one or more of its affiliates may act as investment advisers to clients other than the Fund that hold Private Equity Investments held by the Fund. In such cases, the Adviser may value such Private Equity Investments in consultation with its affiliates.

The valuations attributed to investments held by the Fund and other clients of the Adviser might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and the other clients.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2017:

Type of Security	Fair Value at 12/31/2017 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$732,962	Market comparable companies	Enterprise value to EBITDA multiple	5.00 x – 17.60 x (12.09 x)
	37,600	Market comparable companies	Price to book ratio	3.70 x -3.70 x (3.70 x)
	12,829	Market comparable companies	Enterprise value to sales multiple	0.90 x -2.00 x (1.04 x)
	5,451	Reported fair value	Reported fair value	n/a - n/a (n/a)
	512	Exit price	Recent transaction price	n/a - n/a (n/a)
	284,260	Recent financing	Recent transaction price	n/a - n/a (n/a)
Direct Debt	$10,849	Market comparable companies	Enterprise value to EBITDA multiple	7.24 x - 8.40 x (7.78 x)
	256,622	Discounted cash flow	Discount factor	7.28% - 12.49% (9.92%)
	349,455	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	12,078	Reported fair value	Reported fair value	n/a - n/a (n/a)
	22	Exit price	Recent transaction price	n/a - n/a (n/a)
	11,505	Recent financing	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$550,297	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	3,432	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 1, 2018

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date	March 1, 2018

*	Print the name and title of each signing officer under his or her signature.